Note 18 - Discontinued Operations	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
18.	DISCONTINUED OPERATIONS

In
March 2019,
Just Energy formally approved and commenced a process to dispose of its businesses in Germany, Ireland and Japan. The decision was part of a strategic transition to focus on the core business in North America and the U.K. The disposal of the operations is expected to be completed within the next
12
months. At
March 31, 2019
these operations were classified as a disposal group held for sale and as a discontinued operation. Previously, these operations were reported within the Consumer segment. The tax impact on the discontinued operations is minimal.

The results of the discontinued operations are presented below:

	2019	2018
Sales	$19,729	$3,012
Cost of sales	19,347	2,596
Gross margin	382	416
Expenses
Administrative, selling and operating expenses	12,079	8,455
Operating loss	(11,697)	(8,039)
Change in fair value of derivative instruments and other	-	(37)
Other income (loss)	(199)	2,134
Loss from discontinued operations before the undernoted	(11,896)	(5,942)
Provision for income tax expense	4	3
Impairment loss recognized on the remeasurement to estimate fair value less costs to sell	10,479	-
LOSS FROM DISCONTINUED OPERATIONS	$(22,379)	$(5,945)

Cash flows used in operating activities	$(13,194)	(9,259)
Cash flows used in investing activities	$(1,316)	$(2,252)
Cash flows from financing activities	$13,856	$12,236

Assets and liabilities of the discontinued operations classified as held for sale as at
March 31, 2019
were:

ASSETS
Current assets
Cash and cash equivalents	$628
Current trade and other receivables	3,007
Income taxes recoverable	50
Other current assets	3,087

Non-current assets
Property and equipment	42
Intangible assets	2,157
ASSETS CLASSIFIED AS HELD FOR SALE	$8,971

Liabilities
Trade and other payables	$4,902
Deferred revenue	298
LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	$5,200

The $5.1 million goodwill associated with German operations was fully impaired in fiscal 2019 following the formal decision to commence the disposal of the business.